Compensation and benefits (Details) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation and benefits
Salaries and variable compensation	SFr 6,696	SFr 6,376	SFr 6,730
Social security	501	508	530
Other	685	805	751
Compensation and benefits	7,882	7,689	8,011
Defined benefit and defined contribution
Compensation and benefits
Defined Benefit Plan, Service Cost	427	440	497
International | Defined benefit pension plans
Compensation and benefits
Defined Benefit Plan, Service Cost	12	14	14
International | Other post-retirement defined benefit plans
Compensation and benefits
Defined Benefit Plan, Service Cost	SFr 0	SFr 0	SFr 0